101 North Brand Boulevard

Suite Number 1950

Glendale, California 91203

800.282.6693

Fax 818.242.5952

May 6, 2009

BY EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:          Pacific Global Fund, Inc. (“Registrant”)

File No. 033-50208 and No. 811-07062

Commissioners:

On behalf of Registrant, I certify, pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the “Act”), that:

(1)  The form of prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Act would not have differed from that contained in post-effective amendment No. 32 to Registrant’s registration statement, the most recent post-effective amendment filed with the Commission; and

(2)  The text of post-effective amendment No. 32 was filed electronically with the Commission.

Very truly yours,

/s/ Catherine L. Henning

Catherine L. Henning
Secretary

Distributed by Pacific Global Fund Distributors, Incorporated